SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of Class A common stock reflected on the balance sheet

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption, December 31, 2021	$230,000,000
Less:
Redemption of Class A Ordinary Shares	(191,429,316)
Add:
Accretion of carrying value to redemption value	1,722,913
Class A ordinary shares subject to possible redemption, September 30, 2022	$40,293,597

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption	$230,000,000

Schedule of calculation of basic and diluted net loss per ordinary share

	Three Months Ended				Nine Months Ended
	September 30,				September 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$(3,772,620)	$(4,863,938)	$17,830,609	4,457,652	$257,377	$182,870	$7,776,990	1,944,248
Denominator:
Basic and diluted weighted average shares outstanding	4,459,878	5,750,000	23,000,000	5,750,000	8,092,696	5,750,000	23,000,000	5,750,000
Basic and diluted net income (loss) per ordinary share	$(0.85)	$(0.85)	$0.78	0.78	$0.03	$0.03	$0.34	0.34

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the Period from
			March 31, 2020
	Year Ended		(Inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,677,202	$1,169,301	$(7,350,686)	$(1,837,671)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	16,353,211	5,529,817
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.42)	$(0.42)